Property, plant and equipment (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Other income	£ 4	£ 79	£ 105
Property rentals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other income	£ 8	£ 10
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rates in calculating depreciation	Not depreciated
Freehold buildings and long-leasehold property (more than 50 years to run) [member] | Min [member] | More than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	2.00%
Freehold buildings and long-leasehold property (more than 50 years to run) [member] | Max [member] | More than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	3.30%
Leasehold property over the remaining life of the lease (less than 50 years to run) [member] | Less than 50 years to run [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual rates in calculating depreciation	Over the remaining life of the lease
Costs of adaptation of freehold and leasehold property [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	6.00%
Costs of adaptation of freehold and leasehold property [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	10.00%
Equipment installed in freehold and leasehold property [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	6.00%
Equipment installed in freehold and leasehold property [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	10.00%
Computers and similar equipment [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	17.00%
Computers and similar equipment [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	33.00%
Fixtures and fittings and other equipment [member] | Min [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	9.00%
Fixtures and fittings and other equipment [member] | Max [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	20.00%